Accounting Principles - Additional Information (Detail) - USD ($)					12 Months Ended
	Oct. 20, 2020	Jun. 14, 2018	May 22, 2018	Jul. 25, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Gross proceeds			$ 57,000,000	$ 64,400,000
Par value per share					$ 0.05	$ 0.05	$ 0.05
Shares to underwriters				20,000,000
Discounting Rate					1.00%
Equity value					$ 275,573,000	$ 315,123,000
Cash and cash equivalents					$ 241,148,000	$ 340,522,000	$ 451,501,000	$ 256,380,000
Paris [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate					2.00%
Roseville [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate					8.00%
Minnesota [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate					8.00%
Raleigh [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate					8.00%
North Carolina [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate					8.00%
New York [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate					4.40%
Top of Range [member] | IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Threshold limit of underlying asset					$ 5,000
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary					100.00%	100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary					64.70%	68.90%
Gross proceeds	$ 15,000,000		$ 57,000,000	$ 64,400,000
Common stock sold	3,750,000		4,057,500	8,050,000
Par value per share	$ 4.00		$ 15.00	$ 8
Shares to underwriters				$ 20,000,000
Selling price per common share	$ 4.00		$ 15.00
Common stock for exercising underwriters' option			457,500
Underwriting discounts and commissions			$ 3,200,000
Offering expense			$ 700,000
Non-controlling shareholders interest					35.30%	31.10%
Calyxt Inc [member] | IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Increase in right of used assets							$ 1,800,000
Calyxt Inc [member] | Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Purchase of common stock			550,000
Purchase of common shares	1,250,000
Equity value	$ 5,000,000
Purchase of common stock, value	$ 14,000,000
Calyxt Inc [member] | Cellectis [Member]
Disclosure of changes in accounting estimates [line items]
Purchase of common stock			550,000
Purchase of common stock, value		$ 1,200,000	$ 8,300,000
Purchase of common shares	1,250,000	63,175
Equity value	$ 5,000,000
Purchase of common stock, value	$ 14,000,000
Cellectis Biologics [Member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary					100.00%